S000066076 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Beta Advantage® Research Enhanced U.S. Equity Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.51%	16.64%	17.34%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	15.74%
C000213611 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.33%	16.17%	16.93%
Performance Inception Date			Sep. 25, 2019
C000213611 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.97%	14.28%	15.33%
Performance Inception Date			Sep. 25, 2019
C000213611 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	12.07%	13.08%
Performance Inception Date			Sep. 25, 2019